Capital Management	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at July 31, 2023, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 3.0% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
In December 2022, the DSB level was set at 3% of total Risk-Weighted Assets (RWA) effective February 1, 2023. In addition, OSFI increased the DSB’s range from 0% to 2.5%, to 0% to 4%. In June 2023, OSFI announced that the DSB level will be increased to 3.5% of total RWA effective November 1, 2023. Our capital position as at July 31, 2023 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
The domestic implementation of Basel III Reforms related to capital, leverage, liquidity and disclosure requirements were effective in the second quarter of 2023. Capital changes under these reforms include revised rules for credit risk and operational risk. Effective February 1, 2023,
D-SIBs
are required to meet a 0.5% buffer requirement for the Leverage and Total Loss Absorbing Capacity (TLAC) Leverage Ratios in addition to the minimum requirements. Revisions related to market risk and credit valuation adjustment risk will become effective in the first quarter of 2024.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	July 31, 2023	October 31, 2022
CET1 Capital	50,895	60,891
Tier 1 Capital	57,767	67,121
Total Capital	66,504	75,309
TLAC	110,810	120,663
Risk-Weighted Assets	412,943	363,997
Leverage Exposures	1,369,745	1,189,990
CET1 Ratio	12.3%	16.7%
Tier 1 Capital Ratio	14.0%	18.4%
Total Capital Ratio	16.1%	20.7%
TLAC Ratio	26.8%	33.1%
Leverage Ratio	4.2%	5.6%
TLAC Leverage Ratio	8.1%	10.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.